Reverse Stock Split (Details) - shares	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Reverse Stock Split [Line Items]
Common stock shares issued	757,494	631,859
Common stock shares outstanding	757,494	631,859
Shares consolidated	1
Board of Directors [Member]
Reverse Stock Split [Line Items]
Reverse stock split	1-for-100
Common Stock [Member] | Warrant [Member]
Reverse Stock Split [Line Items]
Common stock shares issued	100
Common stock shares outstanding	100